Statements of Stockholders’ Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012		$ 13,900	$ 15,974,008	$ (19,291,111)	$ (3,303,203)
Balance (in Shares) at Dec. 31, 2012		1,389,963
Shares issued to debtors as compensation at $11.25 per share		$ 39	43,482		43,521
Shares issued to debtors as compensation at $11.25 per share (in Shares)		3,869
Shares issued under PPM to five investors at $5.25 per share		$ 952	499,048		500,000
Shares issued under PPM to five investors at $5.25 per share (in Shares)		95,238
Shares issued to an escrow account underlying a debt agreement		$ 133	9,867		10,000
Shares issued to an escrow account underlying a debt agreement (in Shares)		13,333
Shares issued to debtors as compensation at $11.25 per share		$ 31	34,519		34,550
Shares issued to debtors as compensation at $11.25 per share (in Shares)		3,071
Shares issued to an institutional investor at $5.25 per share		$ 952	499,048		500,000
Shares issued to an institutional investor at $5.25 per share (in Shares)		95,238
Value of shares per an agreement with a former officer			40,480		40,480
Shares issued to consultant as compensation at $5.03 per share		$ 33	16,717		16,750
Shares issued to consultant as compensation at $5.03 per share (in Shares)		3,333
Value of equity instruments issued with debt			392,556		392,556
Shares issued to former consultant exercising options at $.75 per share		$ 27	1,973		2,000
Shares issued to former consultant exercising options at $.75 per share (in Shares)		2,667
Shares issued to former CEO exercising options at $.01 per share.		$ 44	3,289		3,333
Shares issued to former CEO exercising options at $.01 per share. (in Shares)		4,444
Shares issued upon conversion of four notes payable at $11.25 per share		$ 139	156,104		156,243
Shares issued upon conversion of four notes payable at $11.25 per share (in Shares)		13,888
Shares issued for interest to the four notes payable at $11.25 per share		$ 10	11,160		11,170
Shares issued for interest to the four notes payable at $11.25 per share (in Shares)		993
Shares issued for cashless exercise of warrants at $9.00 per share		$ 37	2,741		2,778
Shares issued for cashless exercise of warrants at $9.00 per share (in Shares)		3,704
Shares issued for cashless exercise of warrants at $12.00 per share		$ 22	1,611		1,633
Shares issued for cashless exercise of warrants at $12.00 per share (in Shares)		2,178
Shares issued for cashless exercise of warrants at $11.25 per share		$ 84	6,243		6,327
Shares issued for cashless exercise of warrants at $11.25 per share (in Shares)		8,436
Shares issued for cashless exercise of warrants at $15.00 per share		$ 35	2,583		2,618
Shares issued for cashless exercise of warrants at $15.00 per share (in Shares)		3,491
Shares issued to 24 warrant holders exercised at a reduced price for $7.50 per share		$ 1,393	1,043,097		1,044,490
Shares issued to 24 warrant holders exercised at a reduced price for $7.50 per share (in Shares)		139,265
Shares issued to 4 PPM investors converting notes at $9.00 per share		$ 352	316,152		316,504
Shares issued to 4 PPM investors converting notes at $9.00 per share (in Shares)		35,167
Shares issued to 10 PPM investors converting notes at $13.50 per share		$ 721	1,019,479		1,020,200
Shares issued to 10 PPM investors converting notes at $13.50 per share (in Shares)		72,072
Shares issued to consultant as compensation at $28.50 per share		$ 20	56,980		57,000
Shares issued to consultant as compensation at $28.50 per share (in Shares)		2,000
Shares issued for two note conversions at $1.05 per share		$ 9,476	985,452		994,928
Shares issued for two note conversions at $1.05 per share (in Shares)		947,551
Shares issued for warrant exercise at $11.25 per share		$ 143	160,572		160,715
Shares issued for warrant exercise at $11.25 per share (in Shares)		14,286
Shares issued for a cashless exercise of warrants at $7.50 per share		$ 403	29,841		30,244
Shares issued for a cashless exercise of warrants at $7.50 per share (in Shares)		40,325
Shares issued to an investor for a cashless exercise of warrants at $12.75 per share		$ 27	2,017		2,044
Shares issued to an investor for a cashless exercise of warrants at $12.75 per share (in Shares)		2,724
Shares issued for a cashless exercise of warrants at $5.63 per share		$ 73	5,374		5,447
Shares issued for a cashless exercise of warrants at $5.63 per share (in Shares)		7,263
Shares issued to former Board Directors as compensation at $24.38 per share		$ 13	99,987		100,000
Shares issued to former Board Directors as compensation at $24.38 per share (in Shares)		1,333
Reduced warrant exercise compensation expense			2,140,946		2,140,946
Options issued as part of employee bonus			147,500		147,500
Shares issued to one investor for cashless warrant exercised at $9.00 per share		$ 37	2,741		2,778
Shares issued to one investor for cashless warrant exercised at $9.00 per share (in Shares)		3,704
Shares issued for cashless warrant exercise at $9.75 per share		$ 21	1,576		1,597
Shares issued for cashless warrant exercise at $9.75 per share (in Shares)		2,130
Shares issued for interest on two note conversions at $13.50 per share		$ 5	7,360		7,365
Shares issued for interest on two note conversions at $13.50 per share (in Shares)		546
Shares issued in settlement with a former noteholder at $20.25 per share		$ 50	102,010		102,060
Shares issued in settlement with a former noteholder at $20.25 per share (in Shares)		5,040
Shares issued for a stock option exercise at $4.88 per share		$ 1	649		650
Shares issued for a stock option exercise at $4.88 per share (in Shares)		133
Shares issued to one warrant holder executed at a reduced price of $9.38 per share		$ 133	124,867		125,000
Shares issued to one warrant holder executed at a reduced price of $9.38 per share (in Shares)		13,333
Shares issued for option exercise at $5.25 per share		$ 2	1,188		1,190
Shares issued for option exercise at $5.25 per share (in Shares)		227
Shares issued for cashless warrant exercise at $5.63 per share		$ 16	1,151		1,167
Shares issued for cashless warrant exercise at $5.63 per share (in Shares)		1,556
Vesting expense			1,505,270		1,505,270
Net loss				(9,406,304)	(9,406,304)
Balance at Dec. 31, 2013	$ 0	$ 29,325	25,449,636	(28,697,415)	(3,218,454)
Balance (in Shares) at Dec. 31, 2013		2,932,501
Shares issued for cashless warrant exercise at $15.00 per share		$ 17	1,279		1,296
Shares issued for cashless warrant exercise at $15.00 per share (in Shares)		1,728
Shares issued for option exercise at $1.25 per share		$ 43	5,387		5,430
Shares issued for option exercise at $1.25 per share (in Shares)		4,336
Shares issued at $20.63 per share as Investor Relations compensation		$ 20	41,230		41,250
Shares issued at $20.63 per share as Investor Relations compensation (in Shares)		2,000
Shares issued for cashless warrant exercise at $12.75 per share		$ 33	2,460		2,493
Shares issued for cashless warrant exercise at $12.75 per share (in Shares)		3,323
Shares issued for an option exercise at $5.25 per share		$ 3	1,397		1,400
Shares issued for an option exercise at $5.25 per share (in Shares)		267
Shares issued for cashless warrant exercise at $.75 per share		$ 22	1,608		1,630
Shares issued for cashless warrant exercise at $.75 per share (in Shares)		2,174
Shares issued for warrant exercise at $13.50 per share		$ 27	35,973		36,000
Shares issued for warrant exercise at $13.50 per share (in Shares)		2,667
Shares issued at $18.75 per share as Investor Relations compensation		$ 13	24,987		25,000
Shares issued at $18.75 per share as Investor Relations compensation (in Shares)		1,333
Reduction in escrow account per settlement agreement		$ (44)	(3,289)		(3,333)
Reduction in escrow account per settlement agreement (in Shares)		(4,444)
Shares issued for cashless warrant exercise at $7.50 per share		$ 48	3,557		3,605
Shares issued for cashless warrant exercise at $7.50 per share (in Shares)		4,807
Shares issued for cashless warrant exercise at $5.63 per share		$ 31	2,302		2,333
Shares issued for cashless warrant exercise at $5.63 per share (in Shares)		3,112
Shares issued for cashless warrant exercise at $12.75 per share		$ 3	221		224
Shares issued for cashless warrant exercise at $12.75 per share (in Shares)		299
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share		$ 10	18,909	(18,919)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in Shares)		972
Value of equity instruments issued with debt			313,175		313,175
Shares issued for cashless warrant exercise at $9.75 per share		$ 14	1,044		1,058
Shares issued for cashless warrant exercise at $9.75 per share (in Shares)		1,410
Shares issued for a cash warrant exercise at $5.63 per share		$ 111	62,389		62,500
Shares issued for a cash warrant exercise at $5.63 per share (in Shares)		11,111
Shares issued for an option exercise at $5.25 per share		$ 3	1,747		1,750
Shares issued for an option exercise at $5.25 per share (in Shares)		333
Shares issued for a note conversion at $6.68 per share		$ 30	19,970		20,000
Shares issued for a note conversion at $6.68 per share (in Shares)		3,018
Shares issued for a note conversion at $6.68 per share		$ 30	19,970		20,000
Shares issued for a note conversion at $6.68 per share (in Shares)		3,019
Shares issued for a note conversion at $5.85 per share		$ 34	19,966		20,000
Shares issued for a note conversion at $5.85 per share (in Shares)		3,435
Shares issued for a note conversion at $5.03 per share		$ 38	19,962		20,000
Shares issued for a note conversion at $5.03 per share (in Shares)		3,894
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share		$ 16	30,385	(30,401)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in Shares)		1,561
Shares issued for a note conversion at $5.14 per share		$ 39	19,961		20,000
Shares issued for a note conversion at $5.14 per share (in Shares)		3,894
Shares issued for a note conversion at $5.00 per share		$ 40	19,960		20,000
Shares issued for a note conversion at $5.00 per share (in Shares)		3,997
Shares issued for a note conversion at $5.26 per share		$ 38	19,962		20,000
Shares issued for a note conversion at $5.26 per share (in Shares)		3,804
Shares issued for a note conversion at $5.26 per share		$ 57	29,943		30,000
Shares issued for a note conversion at $5.26 per share (in Shares)		5,706
Shares issued for a note conversion at $5.95 per share		$ 50	29,950		30,000
Shares issued for a note conversion at $5.95 per share (in Shares)		5,044
Shares issued into an escrow account per settlement agreement		$ 137			137
Shares issued into an escrow account per settlement agreement (in Shares)		13,700
Shares issued for a note conversion at $5.05 per share		$ 556	280,060		280,616
Shares issued for a note conversion at $5.05 per share (in Shares)		55,568
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share		$ 16	30,385	(30,402)	(1)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in Shares)		1,561
Shares adjusted for rounding per reverse stock split		$ 1	1		2
Shares adjusted for rounding per reverse stock split (in Shares)		106
Vesting expense			705,434		705,434
Options issued as part of employee bonus			694,500		694,500
Shares issued for combined cashless and cash warrant exercise @ $11.25 per share.		$ 78	52,422		52,500
Shares issued for combined cashless and cash warrant exercise @ $11.25 per share. (in Shares)		7,778
Issuance of Preferred stock	206		2,054,795		2,055,001
Shares issued to Investor Relations consultant exercisable at $11.25 per share		$ 21	23,979		24,000
Shares issued to Investor Relations consultant exercisable at $11.25 per share (in Shares)		2,133
Shares issued to Investor Relations consultant exercisable at $18.75 per share		$ 13	24,987		25,000
Shares issued to Investor Relations consultant exercisable at $18.75 per share (in Shares)		1,333
Shares issued for cashless warrant exercise at $13.50 per share		$ 37	2,757		2,794
Shares issued for cashless warrant exercise at $13.50 per share (in Shares)		3,725
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share		$ 16	30,384	(30,400)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in Shares)		1,561
Net loss				(6,833,568)	(6,833,568)
Balance at Dec. 31, 2014	$ 206	$ 30,927	$ 30,093,745	$ (35,641,105)	$ (5,516,227)
Balance (in Shares) at Dec. 31, 2014		3,092,766